Additional information-Financial Statement Schedule I - Reconciliations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
IFRS (loss)/profit reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	£ (98,680)	£ (64,876)	£ (990)
(Loss)/profit for the year	(92,216)	(23,233)	18,881
IFRS equity reconciliation:
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(37,171)	39,380	101,277
IFRS equity	272,512	351,232	415,202	£ 427,104
Parent
IFRS (loss)/profit reconciliation:
(Loss)/profit for the year	6,464	41,643	19,871
IFRS equity reconciliation:
IFRS equity	£ 309,683	£ 311,852	£ 313,925	£ 316,681